Cover Page	12 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	DEFA14A
Entity Registrant Name	PELOTON INTERACTIVE, INC.
Entity Central Index Key	0001639825
Amendment Flag	false